Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:

	June 30, 2025	June 30, 2024
	$	$
Raw materials	258,300	372,695
Work in process	26,695	30,817
Finished goods	676,178	840,812

Inventories	961,173	1,244,324